Fair Value Measurement (Details 2) - Warrants [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Valuation technique	Black-Scholes Model	Black-Scholes Model
Unobservable input	Estimated time to exit Historical Volatility	Estimated time to exit Historical Volatility
Range (weighted average)	12-30 months 73% - 188%	12-30 months 73% - 188%
Sensitivity of fair value to input	10% increase (decrease) in volatility would result in increase (decrease) in fair value by $19,691	10% increase (decrease) in volatility would result in increase (decrease) in fair value by $122,664